Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segments $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.12	$ 0.12
Accumulated deficit	$ (70,862,025)	$ (64,204,840)
Operating loss	(5,877,324)	(6,707,041)	[1]	$ (28,398,075)	[1]
Net operating cash outflow	$ (1,305,196)	$ (3,325,599)	[2]	(1,601,222)	[2]
Ordinary shares issued (in Shares) | shares	17,808,947	17,808,947
ATM offering for gross proceeds	$ 6,932,230
Cash and cash equivalents	$ 24,545,290	$ 21,936,422
Number of operating segments (in Segments) | Segments	3
Denominated cash and cash equivalents	$ 1,988,886	1,299,357		201,630
Net foreign exchange (losses)/gains	$ (19,825)	$ 5,760	[1]	$ 305,026	[1]
Percentage of average monthly variance rate	5.00%	5.00%		5.00%
Net loss	$ 56,043	$ 43,704		$ 569
Interest expense on floating rate borrowings		400		3,800
Provision for expected credit loss on the trade receivables and other receivables	16,995	210,437	[1]	96,877	[1]
Non-current restricted cash	2,322,790	1,432,738
Bank guarantees issued amount	2,808,677
Provision for expected credit loss on trade receivables and other receivables	16,995	16,995		210,437
Provision for obsolete inventory			[1]	3,797,552	[1]
Percentage of withholding tax rate for commercial contracts	3.00%
Percentage of withholding tax rate for governmental contracts	1.00%
Impairment losses on goodwill		30,575	[2]	2,267,583	[2]
Impairment loss				3,682,789
Impairment loss on intangible assets		603,677
Percenatge of recoverable amounts	17.20%
Company account receivable	$ 35,232,701	32,635,191	[1]	32,649,834	[1]
Amount of labor lawsuits	90,000.00
Actuarial (loss)/ gain net of tax	(268,626)	(271,578)		3,486
Pension schemes recognized	68,227	68,122		61,960
Rental income	$ 66,506	35,845		493,516
2025 ATM [Member]
Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares) | shares	5,100,000
Third Parties [Member]
Significant Accounting Policies [Line Items]
Company account receivable	$ 35,232,701	32,630,523		32,581,009
Related Party [Member]
Significant Accounting Policies [Line Items]
Company account receivable		4,668		68,825
Impairment Losses Goodwill [Member]
Significant Accounting Policies [Line Items]
Impairment losses on goodwill	$ 384,639	$ 30,575		$ 2,267,583

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.